Net Income Per Share (Details) - Schedule of basic and diluted net income per ordinary share ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Basic:
Net income | ¥	¥ 259,941		¥ 276,177	¥ 192,554
Less: Net income attributable to the noncontrolling interests	8,952	$ 1,405	7,923	3,622
Net income attributable to the Company’s shareholders	¥ 250,989	$ 39,386	¥ 268,254	¥ 188,932
Weighted average number of ordinary shares outstanding (in Shares)	1,073,891,784	1,073,891,784	1,073,891,784	1,092,601,338
Basic net income per ordinary share (in Yuan Renminbi per share) | ¥ / shares	¥ 0.23		¥ 0.25	¥ 0.17
Basic net income per ADS (in Yuan Renminbi per share) | ¥ / shares	¥ 4.67		¥ 5	¥ 3.46
Diluted:
Net income | ¥	¥ 259,941		¥ 276,177	¥ 192,554
Less: Net income attributable to the noncontrolling interests	8,952	$ 1,405	7,923	3,622
Net income attributable to the Company’s shareholders	¥ 250,989	$ 39,386	¥ 268,254	¥ 188,932
Weighted average number of ordinary shares outstanding (in Shares)	1,073,891,784	1,073,891,784	1,073,891,784	1,092,601,338
Weighted average number of dilutive potential ordinary shares from share options (in Shares)	399,410	399,410	399,576	628,098
Total (in Shares)	1,074,291,194	1,074,291,194	1,074,291,360	1,093,229,436
Diluted net income per ordinary share (in Yuan Renminbi per share) | (per share)	¥ 0.23	$ 0.04	¥ 0.25	¥ 0.17
Diluted net income per ADS (in Yuan Renminbi per share) | ¥ / shares	¥ 4.67		¥ 4.99	¥ 3.46